KRAMER LEVIN NAFTALIS & FRANKEL LLP

S. ELLIOTT COHAN COUNSEL PHONE 212-715-9512 FAX 212-715-8116 ECOHAN@KRAMERLEVIN.COM

January 29, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	The Milestone Funds File Nos. 33-81574; 811-8620

Ladies and Gentlemen:

We understand that our client, The Milestone Funds (“Registrant”), is filing today via EDGAR, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 23 to its registration statement on Form N-1A (the “Amendment”). This filing is being made to conform the prospectus included in the Amendment to recent amendments to Form N-1A.

Registrant expects that the Amendment would become automatically effective on March 30, 2010, pursuant to Rule 485(a)(1) under the Securities Act. We would appreciate receiving any comments you may have at your earliest convenience.

If you have any questions concerning this filing, please call me at 212-715-9512.

Very truly yours,
/s/ S. Elliott Cohan

S. Elliott Cohan
cc:	Leigh Carleton Marc Pfeffer Lisa Grosswirth Susan Penry-Williams

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